Investments - Short-term and Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term Investments [Abstract]
Debt Securities, Held-to-Maturity	$ 2,960,155	$ 1,731,154
Debt securities, Available-for-sale	3,245,212	792,908
Equity securities	10,056	23,582
Short-term Investments	6,215,423	2,547,644
Long-term Investments [Abstract]
Debt securities, Held-to-maturity	39,385	49,726
Debt securities, Available-for-sale	2,076,450	3,405,098
Equity securities	393,462	612,729
Equity method investments	185,008	195,009
Long-term Investments	$ 2,694,305	$ 4,262,562